Allowance for doubtful accounts (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Allowance For Doubtful Accounts Details Narrative
Balance due from doubtfull account holder	$ 1,415	$ 1,415